Property, Plant and Equipment (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		R$ 10,142,591	R$ 9,495,460
Additions / Impairment		485,621	559,203
Depreciation		(529,520)	(601,471)
Loss on disposal		(42,841)	(68,236)
Transfers		13,617	3,078
Property, plant and equipment, ending		10,069,468	10,142,591
Copel Telecom Disposal
Others	[1]		754,557
In service
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		9,577,127	8,885,114
Additions / Impairment		(74,696)	217,001
Depreciation		(529,520)	(601,471)
Loss on disposal		(30,503)	(25,581)
Transfers		738,363	347,507
Property, plant and equipment, ending		9,680,771	9,577,127
Copel Telecom Disposal
Others	[1]		754,557
In service | Reservoirs, dams and aqueducts
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		3,385,063	3,481,391
Additions / Impairment
Depreciation		(149,331)	(174,810)
Loss on disposal			2,147
Transfers		39,042	76,335
Property, plant and equipment, ending		3,274,774	3,385,063
Copel Telecom Disposal
In service | Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		5,569,575	5,647,220
Additions / Impairment
Depreciation		(333,396)	(375,430)
Loss on disposal		(29,678)	(26,345)
Transfers		683,865	174,615
Property, plant and equipment, ending		5,890,366	5,569,575
Effects of acquisition of Vilas Complex			(605,042)
Others	[1]		754,557
In service | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		867,833	872,575
Additions / Impairment
Depreciation		(35,834)	(38,629)
Loss on disposal		(333)	(506)
Transfers		9,586	35,060
Property, plant and equipment, ending		841,252	867,833
Copel Telecom Disposal			(667)
In service | Land [member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		459,118	451,908
Additions / Impairment
Depreciation		(10,111)	(10,777)
Loss on disposal		(381)	(763)
Transfers		2,898	18,848
Property, plant and equipment, ending		451,524	459,118
Copel Telecom Disposal			(98)
In service | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		1,115	1,892
Additions / Impairment
Depreciation		(389)	(835)
Loss on disposal			(68)
Transfers		1,616	134
Property, plant and equipment, ending		2,342	1,115
Copel Telecom Disposal			(8)
In service | Furniture and tools
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		5,434	6,816
Additions / Impairment
Depreciation		(584)	(1,079)
Loss on disposal		(111)	(46)
Transfers		1,397	1,562
Property, plant and equipment, ending		6,136	5,434
Copel Telecom Disposal			(1,819)
In service | Provision for impairment
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		(710,509)
Additions / Impairment		(74,696)	215,012
Depreciation
Loss on disposal
Transfers
Property, plant and equipment, ending		(785,205)	(710,509)
Copel Telecom Disposal
Property plant and equipments, beginning		(710,509)	(925,521)
Property, plant and equipment, ending			(710,509)
In service | Special Obligations
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		(502)	(251)
Additions / Impairment
Depreciation		125	89
Loss on disposal
Transfers		(41)	(340)
Property, plant and equipment, ending		(418)	(502)
Copel Telecom Disposal
In service | Concluded projects
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning			(27,928)
Additions / Impairment			1,989
Depreciation
Loss on disposal
Transfers
Property, plant and equipment, ending
Copel Telecom Disposal			25,939
In service | Reclassification [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning			(622,988)
Additions / Impairment
Depreciation
Loss on disposal
Transfers			41,293
Property, plant and equipment, ending
Copel Telecom Disposal			581,695
In progress
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		565,464	610,346
Additions / Impairment		560,317	342,202
Depreciation
Loss on disposal		(12,338)	(42,655)
Transfers		(724,746)	(344,429)
Property, plant and equipment, ending		388,697	565,464
Copel Telecom Disposal
In progress | Provision for impairment
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		(187,382)	(120,308)
Additions / Impairment			(67,074)
Depreciation
Loss on disposal
Transfers
Property, plant and equipment, ending			(187,382)
Copel Telecom Disposal
In progress | Cost
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning		752,846	795,816
Additions / Impairment		559,318	406,173
Depreciation
Loss on disposal		(12,338)	(42,655)
Transfers		(724,746)	(335,975)
Property, plant and equipment, ending		575,080	752,846
Copel Telecom Disposal			(70,513)
In progress | Concluded projects
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning			(3,853)
Additions / Impairment		999	3,103
Depreciation
Loss on disposal
Transfers
Property, plant and equipment, ending		(186,383)
Copel Telecom Disposal			750
In progress | Reclassification [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipments, beginning	[2]		(61,309)
Additions / Impairment	[2]
Depreciation	[2]
Loss on disposal	[2]
Transfers	[2]		(8,454)
Property, plant and equipment, ending	[2]
Copel Telecom Disposal	[2]		R$ 69,763

[1]	Effects of acquisition of Vilas Complex (Note 1.2 of Financial Statements as of December 31, 2021)
[2]	Reclassification to Assets classified as held for sale (Note 39).